Sanctions	12 Months Ended
Dec. 31, 2025
SANCTIONS
Sanctions

38.  SANCTIONS

The following Group companies have received sanctions from administrative authorities:

1.	Enel Distribución Chile S.A.
1.1.	By means of Exempt Resolution No. 10,921 dated February 21, 2022, the SEF imposed on Enel Distribución Chile a fine equivalent to 39,261 UTM (ThUS$3,028), for considering that it has not complied with the provisions of Article 4-1 of the Technical Standard of Service Quality for Distribution Systems, in relation to Articles 145 and 222, letter h), of the Regulations of the General Law of Electric Services and, in turn, in relation to Articles 72-14 and 130 of the General Law of Electric Services, which is evident from the information provided by the company in the process titled "Interruptions 2018". Enel Distribución Chile filed an appeal for reconsideration against this resolution, which is pending resolution.
1.2.	By means of Exempt Resolution No. 25,189 dated May 13, 2024, the SEF imposed a fine on Enel Distribución Chile equivalent to 60,000 UTM (ThUS$4,628), on the grounds that there were violations of Art. 8 ter of the General Law on Electrical Services, relating to the performance of activities that violate the exclusive distribution obligation. Enel Distribución Chile filed an appeal for reconsideration against this resolution, which is pending resolution.
1.3.	By means of Exempt Resolution No. 26,948 dated February 28, 2024, the SEF imposed a fine on Enel Distribución Chile equivalent to 40,000 UTM (ThUS$3,085), deeming that its obligations were breached due to line interruptions. Enel Distribución Chile filed an appeal for reconsideration against this resolution, which is pending resolution.
1.4.	By means of Exempt Resolutions Nos. 36,621, 36,622, 36,623 and 36,624 received in January 2025, and Exempt Resolution No. 36,939 received in July 2025, SEF charged and imposed fines on Enel Distribución Chile for a total amount of 400,000 UTM (ThUS$30,854), in relation to potential breaches related to the effects that occurred in the context of the climatic event that took place a few days into the winter season of 2024 in various districts of the Metropolitan Region. In response to these fine resolutions, Enel Distribución Chile filed appeals for reconsideration against these resolutions, which are pending resolution.
1.5.	By means of Exempt Resolution No. 26,947 dated August 4, 2024, the SEF imposed on Enel Distribución Chile a fine equivalent to 20,000 UTM (ThUS$ 1,544), on the grounds that the quality of the service that must be provided to customers was severely affected. Enel Distribución Chile filed an appeal for reconsideration against this resolution, which is pending resolution.

2.	Enel Green Power Chile S.A.
2.1.	By means of Exempt Resolution No. 27,762 dated September 27, 2024, the SEF imposed on Enel Green Power a fine equivalent to 15,000 UTM (ThUS$ 1,157), on the grounds that works were carried out without the authorization of the property owner, Los Espinos S.A., and that information was not provided to the SEF in a timely manner, among other breaches. Enel Green Power Chile filed an appeal for reconsideration against this resolution, which is pending resolution.

In relation to the sanctions described above, the Group has established provisions for ThUS$33,862 as of December 31, 2025 (see Note 25). There are other sanctions that also have associated provisions but are not described in this note since they individually represent immaterial amounts. The management of the Company considers that the provisions recorded are adequate to cover the risks resulting from sanctions, and therefore do not expect additional liabilities other than those already specified.